Income taxes - Narrative (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Liability for unrecognized tax benefit	$ 196.1	$ 187.1
Items generating unrecognized tax benefits	162.4	160.0
Interest and related penalties	$ 33.7	$ 27.1